Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2021
Information about Allowance for Credit Losses
The following table provides information about the allowance for credit losses for fiscal 2019 and 2020:

	March 31, 2019
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672
Provision (Reversal)	12,400	213	5,919	(331)	4,324	22,525
Charge-offs	(13,115)	0	(4,080)	(822)	(2,413)	(20,430)
Recoveries	687	0	246	126	158	1,217
Other*2	27	18	170	(79)	(109)	27

Ending balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011

Individually evaluated for impairment	3,372	166	8,276	1,917	0	13,731
Not individually evaluated for impairment	17,823	753	12,386	1,269	12,049	44,280
Financing receivables:
Ending balance	¥1,906,022	¥99,028	¥1,201,893	¥16,416	¥1,155,632	¥4,378,991

Individually evaluated for impairment	23,163	4,448	27,452	3,764	0	58,827
Not individually evaluated for impairment	1,882,859	94,580	1,174,441	12,652	1,155,632	4,320,164

	March 31, 2020
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011
Provision (Reversal)	12,254	903	7,988	(24)	3,304	24,425
Charge-offs	(13,723)	(1)	(6,548)	(1,789)	(2,859)	(24,920)
Recoveries	554	0	133	77	24	788
Other*3	262	(35)	(877)	8	(826)	(1,468)

Ending balance	¥20,542	¥1,786	¥21,358	¥1,458	¥11,692	¥56,836

Individually evaluated for impairment	3,602	228	8,950	667	0	13,447
Not individually evaluated for impairment	16,940	1,558	12,408	791	11,692	43,389
Financing receivables :
Ending balance	¥2,171,139	¥132,081	¥1,296,854	¥13,218	¥1,080,964	¥4,694,256

Individually evaluated for impairment	26,533	2,466	55,216	1,605	0	85,820
Not individually evaluated for impairment	2,144,606	129,615	1,241,638	11,613	1,080,964	4,608,436

Notes 1: Loans held for sale are not included in the table above.

2:	New Lease Standard has been adopted since April 1, 2019, and the amounts of investment in direct financing leases have been reclassified to net investment in leases.
*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
*3	Other mainly includes foreign currency translation adjustments.

Information about Impaired Loans
The following table provides information about the impaired loans as of March 31, 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥36,528	¥36,524	¥0
Consumer borrowers		997	995	0
	Real estate loans	584	582	0
	Card loans	0	0	0
	Other	413	413	0
Corporate borrowers		35,423	35,421	0
Non-recourse loans	The Americas	1,705	1,705	0
Other than Non-recourse loans	Real estate companies in Japan	2,268	2,267	0
	Real estate companies in overseas	11,231	11,231	0
	Commercial, industrial and other companies in Japan	8,831	8,830	0
	Commercial, industrial and other companies in overseas	11,388	11,388	0
Purchased loans		108	108	0
With an allowance recorded *2		49,292	48,936	13,447
Consumer borrowers		25,536	25,316	3,602
	Real estate loans	5,178	5,162	817
	Card loans	3,932	3,924	632
	Other	16,426	16,230	2,153
Corporate borrowers		22,259	22,123	9,178
Non-recourse loans	The Americas	761	761	228
Other than Non-recourse loans	Real estate companies in Japan	1,233	1,219	374
	Real estate companies in overseas	1,260	1,260	486
	Commercial, industrial and other companies in Japan	3,649	3,527	2,371
	Commercial, industrial and other companies in overseas	15,356	15,356	5,719
Purchased loans		1,497	1,497	667

Total		¥85,820	¥85,460	¥13,447

Consumer borrowers		26,533	26,311	3,602

	Real estate loans	5,762	5,744	817

	Card loans	3,932	3,924	632

	Other	16,839	16,643	2,153

Corporate borrowers		57,682	57,544	9,178

Non-recourse loans	The Americas	2,466	2,466	228

Other than Non-recourse loans	Real estate companies in Japan	3,501	3,486	374

	Real estate companies in overseas	12,491	12,491	486

	Commercial, industrial and other companies in Japan	12,480	12,357	2,371

	Commercial, industrial and other companies in overseas	26,744	26,744	5,719

Purchased loans		1,605	1,605	667

Note:	Loans held for sale are not included in the table above.

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Information about Average Recorded Investments in Impaired Loans and Interest Income
The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2019 and 2020:

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥20,601	¥392	¥356
	Real estate loans	4,099	133	129
	Card loans	4,020	59	52
	Other	12,482	200	175
Corporate borrowers		25,381	289	276
Non-recourse loans	Japan	247	7	7
	The Americas	2,851	0	0
Other than Non-recourse loans	Real estate companies in Japan	1,606	38	38
	Real estate companies in overseas	876	0	0
	Commercial, industrial and other companies in Japan	5,943	106	95
	Commercial, industrial and other companies in overseas	13,858	138	136
Purchased loans		4,678	88	87

Total		¥50,660	¥769	¥719

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥24,721	¥446	¥403
	Real estate loans	5,077	141	137
	Card loans	3,926	57	50
	Other	15,718	248	216
Corporate borrowers		37,103	121	119
Non-recourse loans	Japan	137	2	2
	The Americas	2,954	0	0
Other than Non-recourse loans	Real estate companies in Japan	1,621	30	30
	Real estate companies in overseas	5,785	0	0
	Commercial, industrial and other companies in Japan	6,754	76	75
	Commercial, industrial and other companies in overseas	19,852	13	12
Purchased loans		3,108	139	139

Total		¥64,932	¥706	¥661

Note:	Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators
The following table provides information about the credit quality indicators as of March 31, 2020:

	March 31, 2020
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥2,134,342	¥26,533	¥10,264	¥36,797	¥2,171,139
	Real estate loans	1,877,227	5,762	1,370	7,132	1,884,359
	Card loans	218,011	3,932	1,708	5,640	223,651
	Other	39,104	16,839	7,186	24,025	63,129
Corporate borrowers		1,371,253	57,682	0	57,682	1,428,935
Non-recourse loans	Japan	48,566	0	0	0	48,566
	The Americas	81,049	2,466	0	2,466	83,515
Other than Non-recourse loans	Real estate companies in Japan	297,483	3,501	0	3,501	300,984
	Real estate companies in overseas	119,403	12,491	0	12,491	131,894
	Commercial, industrial and other companies in Japan	242,831	12,480	0	12,480	255,311
	Commercial, industrial and other companies in overseas	581,921	26,744	0	26,744	608,665
Purchased loans		11,613	1,605	0	1,605	13,218
Net investment in leases		1,065,618	0	15,346	15,346	1,080,964
	Japan	741,636	0	5,971	5,971	747,607
	Overseas	323,982	0	9,375	9,375	333,357

Total		¥4,582,826	¥85,820	¥25,610	¥111,430	¥4,694,256

Notes	1: Loans held for sale are not included in the table above.
2: New Lease Standard has been adopted since April 1, 2019, and the amounts of investment in direct financing leases have been reclassified to net investment in leases.

Information about Nonaccrual and Past Due Financing Receivables

	March 31, 2020
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,604	¥13,607	¥20,211	¥2,171,139	¥13,607
	Real estate loans	1,863	2,469	4,332	1,884,359	2,469
	Card loans	595	2,114	2,709	223,651	2,114
	Other	4,146	9,024	13,170	63,129	9,024
Corporate borrowers		3,365	26,999	30,364	1,428,935	44,622
Non-recourse loans	Japan	0	0	0	48,566	0
	The Americas	0	2,466	2,466	83,515	2,466
Other than Non-recourse loans	Real estate companies in Japan	0	586	586	300,984	586
	Real estate companies in overseas	1	12,386	12,387	131,894	12,491
	Commercial, industrial and other companies in Japan	226	2,409	2,635	255,311	2,409
	Commercial, industrial and other companies in overseas	3,138	9,152	12,290	608,665	26,670
Net investment in leases		13,702	15,346	29,048	1,080,964	15,346
	Japan	2,755	5,971	8,726	747,607	5,971
	Overseas	10,947	9,375	20,322	333,357	9,375

Total		¥23,671	¥55,952	¥79,623	¥4,681,038	¥73,575

Notes	1: Loans held for sale are not included in the table above.
2: New Lease Standard has been adopted since April 1, 2019, and the amounts of investment in direct financing leases have been reclassified to net investment in leases.

Information about Troubled Debt Restructurings of Financing Receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2019 and 2020:

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥13,280	¥9,294
	Real estate loans	222	105
	Card loans	2,106	1,393
	Other	10,952	7,796
Corporate borrowers		6,002	6,001
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	6,002	6,001

Total		¥19,282	¥15,295

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥12,041	¥9,025
	Real estate loans	19	17
	Card loans	1,899	1,396
	Other	10,123	7,612
Corporate borrowers		4,785	4,779
Non-recourse loans	The Americas	751	751
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,034	4,028

Total		¥16,826	¥13,804

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2019 and for which there was a payment default during fiscal 2019:

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥2,013
	Card loans	22
	Other	1,991

Total		¥2,013

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2020 and for which there was a payment default during fiscal 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,687
	Card loans	22
	Other	1,665
Corporate borrowers		25
Other than Non-recourse loans	Commercial, industrial other companies in overseas	25

Total		¥1,712

Purchased loans
Information about Allowance for Credit Losses
Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Beginning balance	¥4,292	¥3,186
Provision (Reversal)	(331)	(24)
Charge-offs	(822)	(1,789)
Recoveries	126	77
Other*	(79)	8

Ending balance	¥3,186	¥1,458

*	Other includes foreign currency translation adjustments.